Restatement - Additional Information (Details) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair value adjustment to warrants	$ 67,066,666	$ 16,517,333	$ 4,445,333	$ 0	$ 0	$ 4,445,333	$ 23,473,333
Restatements adjustment in net cash used in operating activities			0	0	0	0	0
Restatements adjustment in net cash used in investing activities			0	0	0	0	0
Restatements adjustment in net cash used in financing activities			$ 0	$ 0	$ 0	$ 0	$ 0
Shareholder Equity [Member] | Transaction Cost [Member]
Effect of expensing amount allocated to fair value adjustment of warrants	$ 2,536,382